UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Owl Creek Asset Management, L.P.
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Address:   640 Fifth Avenue, 20th Floor
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           New York, NY 10019
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           --------------------------------------------------

Form 13F File Number:  ________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin, CFO
           --------------------------------------------------

           --------------------------------------------------
Phone:     212 688 2550
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Dan Sapadin         New York, NY                    11/13/2006
     -------------------   ------------------------------  --------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        34
                                               -------------

Form 13F Information Table Value Total:        $2,156,053

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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.                 Form 13F File Number           Name


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



       ISSUER                        TYPE       CUSIP    VALUE X  SHARES  SH/ PUT/ INVESTMENT  OTHER    VOTING     VOTING  VOTING
                                                          1000    PRN AMT PRN CALL DISCRETION MANAGERS AUTHORITY AUTHORITY AUTHORITY
                                                                                                         SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------

AETNA INC NEW COM STK            COMMON STOCK   00817Y108   69144  1748275 SH       SOLE                1748275       0       0
ALTRIA GROUP INC                 COMMON STOCK   02209S103   19459   254200 SH       SOLE                 254200       0       0
ALTRIA GROUP INC                 OPTIONS-CALLS  02209S103  159377  2082000 SH CALL  SOLE                2082000       0       0
AMERICA MOVIL SA DE CV MEXICO    ADRS STOCKS    02364W105   43779  1112000 SH       SOLE                1112000       0       0
AMR CORP COM STK                 COMMON STOCK   001765106   44892  1940000 SH       SOLE                1940000       0       0
AMR CORP COM STK                 OPTIONS-CALLS  001765106   15735   680000 SH CALL  SOLE                 680000       0       0
AMVESCAP PLC ADR                 ADRS STOCKS    03235E100    1738    79300 SH       SOLE                  79300       0       0
APPLIED MATLS INC COM STK        COMMON STOCK   038222105   35460  2000000 SH       SOLE                2000000       0       0
BERKSHIRE HATHAWAY CL A INC DE   COMMON STOCK   084670108   49529      517 SH       SOLE                    517       0       0
BRINKS CO COM                    COMMON STOCK   109696104   10076   189900 SH       SOLE                 189900       0       0
BRUNSWICK CORP COM STK           COMMON STOCK   117043109   32946  1056300 SH       SOLE                1056300       0       0
CHAPARRAL STL CO DEL COM STK     COMMON STOCK   159423102   46563  1367100 SH       SOLE                1367100       0       0
CIGNA CORP COM STK               COMMON STOCK   125509109   10446    89800 SH       SOLE                  89800       0       0
CONTINENTAL AIRLINES INC CL B    COMMON STOCK   210795308   32132  1135000 SH       SOLE                1135000       0       0
ENDURANCE SPLTY                  COMMON STOCK   G30397106    7405   210000 SH       SOLE                 210000       0       0
ENPRO INDUSTRIES INC COM STK     COMMON STOCK   29355X107   35813  1191400 SH       SOLE                1191400       0       0
EXELON CORP COM                  COMMON STOCK   30161N101   31699   523600 SH       SOLE                 523600       0       0
FIDELITY NATIONAL TI TLE GROUP   COMMON STOCK   31620R105   47912  2285900 SH       SOLE                2285900       0       0
GLOBAL SIGNAL INC COM            COMMON STOCK   37944Q103    5372   106200 SH       SOLE                 106200       0       0
ISHARES RUSSELL 2000             OPTIONS-CALLS  464287655  496800  6900000 SH CALL  SOLE                6900000       0       0
KAISER ALUM CORP COM STK         COMMON STOCK   483007704   59379  1339179 SH       SOLE                1339179       0       0
KEARNY FINL CORP COM STK         COMMON STOCK   487169104   15924  1049000 SH       SOLE                1049000       0       0
LOEWS CORP COM STK               COMMON STOCK   540424207   16390   295900 SH       SOLE                 295900       0       0
MI DEVELOPMNT                    COMMON STOCK   55304X104   44721  1226900 SH       SOLE                1226900       0       0
MIRANT CORP WRNT EXP 01/03/201   WARRANTS       60467R100    5394   528801 SH       SOLE                 528801       0       0
MUELLER WTR PRODS IN C COM STK   COMMON STOCK   624758108   27493  1881800 SH       SOLE                1881800       0       0
PMA CAPITAL CORP CL A COM STK    COMMON STOCK   693419202   28347  3213900 SH       SOLE                3213900       0       0
S & P DEPOSITORY RECEIPTS TR U   OPTIONS-PUTS   78462F103  515619  3860000 SH PUT   SOLE                3860000       0       0
STANDARD PAC CORP COM STK        COMMON STOCK   85375C101   28938  1231400 SH       SOLE                1231400       0       0
TOLL BROTHERS INC COM STK        COMMON STOCK   889478103   43148  1536600 SH       SOLE                1536600       0       0
TYCO INTERNATIONAL L TD BERMUD   COMMON STOCK   902124106   73642  2631000 SH       SOLE                2631000       0       0
UNITED INDUSTRIAL CP             COMMON STOCK   910671106   12422   232180 SH       SOLE                 232180       0       0
WALTER INDS INC COM STK          COMMON STOCK   93317Q105   78476  1838700 SH       SOLE                1838700       0       0
WENDYS INTERNATIONA L INC COM    COMMON STOCK   950590109    9883   147500 SH       SOLE                 147500       0       0

         RECORDS                  34 TOTAL MKT VALUE       2156053


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